Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000144795
Average Annual Return [Line Items]
Average Annual Return, Percent	21.28%	4.87%		5.00%
Without Sales Load [Member] | C000144796
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	4.76%		4.93%
Without Sales Load [Member] | C000184324
Average Annual Return [Line Items]
Average Annual Return, Percent	21.53%	5.08%	6.06%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	6.24%	6.58%